Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended							1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended			1 Months Ended	2 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended			9 Months Ended		1 Months Ended
	Dec. 23, 2009	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013 CompensationPlan	Sep. 23, 2012	Dec. 30, 2012 CompensationPlan	Dec. 25, 2011	Dec. 26, 2010	Dec. 25, 2011 Warrant [Member]	Dec. 25, 2011 Options to purchase common stock [Member]	Dec. 30, 2012 Minimum [Member]	Dec. 30, 2012 Maximum [Member]	Mar. 02, 2013 2007 Stock Incentive Plan	Feb. 28, 2013 2007 Stock Incentive Plan	Sep. 29, 2013 2007 Stock Incentive Plan	Dec. 30, 2012 2007 Stock Incentive Plan	Sep. 29, 2013 2007 Stock Incentive Plan Time Vested Options [Member]	Dec. 30, 2012 2007 Stock Incentive Plan Time Vested Options [Member]	Sep. 29, 2013 2007 Stock Incentive Plan Performance Shares [Member]	Dec. 30, 2012 2007 Stock Incentive Plan Performance Shares [Member]	Sep. 29, 2013 2007 Stock Incentive Plan Scenario 1 [Member]	Dec. 30, 2012 2007 Stock Incentive Plan Scenario 1 [Member]	Sep. 29, 2013 2007 Stock Incentive Plan Scenario 3 [Member]	Dec. 30, 2012 2007 Stock Incentive Plan Scenario 3 [Member]	Sep. 29, 2013 2007 Stock Incentive Plan Scenario 2 [Member]	Dec. 30, 2012 2007 Stock Incentive Plan Scenario 2 [Member]	Mar. 02, 2013 2007 Stock Incentive Plan Subsequent Event [Member]	Feb. 28, 2013 2007 Stock Incentive Plan Subsequent Event [Member]	Mar. 02, 2013 2007 Unit Plan [Member]	Feb. 28, 2013 2007 Unit Plan [Member]	Sep. 29, 2013 2007 Unit Plan [Member]	Dec. 30, 2012 2007 Unit Plan [Member]	Sep. 29, 2013 2007 Unit Plan [Member] Profit Interest Units (PIUs) [Member]	Dec. 30, 2012 2007 Unit Plan [Member] Profit Interest Units (PIUs) [Member]	Sep. 29, 2013 2007 Unit Plan [Member] B 1 Units [Member]	Sep. 29, 2013 2007 Unit Plan [Member] B 2 Units [Member]	Sep. 29, 2013 2007 Unit Plan [Member] Scenario 1 [Member] Profit Interest Units (PIUs) [Member]	Sep. 29, 2013 2007 Unit Plan [Member] Scenario 3 [Member] Profit Interest Units (PIUs) [Member]	Sep. 29, 2013 2007 Unit Plan [Member] Scenario 2 [Member] Profit Interest Units (PIUs) [Member]	Mar. 02, 2013 2007 Unit Plan [Member] Subsequent Event [Member]	Feb. 28, 2013 2007 Unit Plan [Member] Subsequent Event [Member]	Dec. 26, 2010 A2007 Stock Incentive And Unit Plan [Member]	Sep. 29, 2013 Two Thousand And Thirteen Omnibus Plan [Member]	Aug. 02, 2013 Omnibus Plan 2013 [Member]	Mar. 27, 2013 Omnibus Plan 2013 [Member]	Mar. 27, 2013 Omnibus Plan 2013 [Member] Stock Options	Sep. 29, 2013 Omnibus Plan 2013 [Member] Stock Options	Sep. 29, 2013 Omnibus Plan 2013 [Member] Restricted Stock Units (RSUs) [Member]	Apr. 04, 2013 Omnibus Plan 2013 [Member] Restricted Stock Units (RSUs) [Member] Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable period	30 days
Total notes receivable issued	$ 565
Number of Long-Term Incentive Plans				2		2
Basis for expected future cash flows, period				5 years		5 years
Estimated annual forfeiture rate				10.00%												7.60%																6.40%
Expected dividend yield on Pinnacle Foods Inc. stock				3.55%	0.00%		0.00%	0.00%			2.00%	4.00%
Unrecognized Equity Compensation Expense		43,029		43,029		9,108
Vesting period				5 years		5 years									5 years 6 months	7 years						5 years				5 years						7 years 1 month 6 days					5 years						2 years 6 months		3 years
Equity-based compensation expense		$ 2,291	$ 124	$ 5,616	$ 725	$ 850	$ 1,151	$ 4,727																																		$ 1,700
Option life				10 years		10 years
Common stock, shares authorized		200,000,000		200,000,000		200,000,000	200,000,000									1,104,888
Percent Vested																					25.00%	25.00%		25.00%	25.00%	50.00%											25.00%	25.00%	50.00%
Internal rate of return				20.00%									12.00%	20.00%	20.00%								12.00%			12.00%	12.00%	20.00%	12.00%	20.00%	20.00%		12.00%					12.00%		20.00%	12.00%
Number of consecutive fiscal years				2 years											2 years	2 years
Award type percentage																	25.00%	25.00%	75.00%	75.00%															25.00%	75.00%
Dilutive securities		180,297	80,622	2,454,101	82,891				5,192,974	29,823
Risk-free interest rate				1.16%	0.64%	0.34%	0.64%	1.52%
Expected time to option exercise				6 years 6 months	1 year 11 months 5 days	3 years 6 months	1 year 11 months 5 days	2 years 11 months 5 days
Expected volatility of Pinnacle Foods Inc. stock				35.00%	55.00%	40.00%	55.00%	70.00%
Sale of Stock, Price Per Share		$ 20.00																																														$ 20.00
Number of Shares Authorized															1,104,888																														11,300,000
Change in Control or Liquidity Event, Percent				50.00%
Awards delivered																																	1,546,355	1,131										66,042	82,460			348,502	200,000
Number of Shares Granted																42,207																												155,575		2,310,000	2,465,575